Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2022
Long-term debt and other financial liabilities	213,711	235,603
Less: Deferred finance costs and debt discounts	(2,921)	(3,727)
Total	210,790	231,876
Less - current portion	(31,780)	(35,051)
Long-term portion	179,010	196,825

Debt related to assets held for sale	-	13,100
Less: Deferred finance costs	-	(110)
Total	-	12,990

Total debt net of deferred finance costs and debt discounts	210,790	244,866

Annual Principal Payments
The annual principal payments required to be made after December 31, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending December 31,	Amount
2024	32,955
2025	44,433
2026	76,786
2027	43,657
Thereafter	15,880
Total	213,711